Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Name of Related Party	Relationship to the Company
Mr. Mei Kanayama	Representative director, director, and controlling shareholder
DinnerBank Co., Ltd. (“DinnerBank”)	An entity of which Mr. Kanayama’s wife is a director and the representative director
Palpito	An equity investment entity of the Company, which was sold to DinnerBank on June 30, 2023.
Shintai Co., Ltd.	The entity’s representative director is Mr. Kanayama’s wife before April 30, 2023.
Tokushin G.K.	A shareholder of the Company.
Crossing Cards	An equity investment entity of the Company
Takuetsu Kokusai Co., Ltd.	The entity’s representative director is Mr. Kanayama’s wife
Accounts receivable, net – related parties consisted of the following:
Name	March 31, 2025	March 31, 2024
DinnerBank	$105	$25,704
Takuetsu Kokusai Co., Ltd.	12	-
Subtotal	117	25,704
Less: allowance for credit losses	-	-
Total accounts receivable, net –related parties	$117	$25,704
Due from related parties consisted of the following:
Name	March 31, 2025	March 31, 2024
Takuetsu Kokusai Co., Ltd.	$732	$-
DinnerBank	476	9,762
Total due from related parties	$1,208	$9,762

Accounts payable – related parties consisted of the following:

Name	March 31, 2025	March 31, 2024
DinnerBank	$2,678,588	$299,541
Total accounts payable –related parties	$2,678,588	$299,541

Due to related parties consisted of the following:

Name	March 31, 2025	March 31, 2024
Mr. Mei Kanayama	$13,930	$29,716
DinnerBank	10,420	13,227
Tokushin G.K.	3,328	-
Total due to related parties	$27,678	$42,943
Sales to related parties
	For the Fiscal Years Ended March 31,
Name	2025	2024	2023
DinnerBank	$7,840,934	$5,992,219	$642,018
Shintai Co., Ltd.	-	-	113,559
Palpito	-	14,774	87,200
Tokushin G.K.	-	-	4,950
Takuetsu Kokusai Co., Ltd.	-	-	259
Total revenue from related parties	$7,840,934	$6,006,993	$847,986
Purchase from related parties
	For the Fiscal Years Ended March 31,
Name	2025	2024	2023
DinnerBank	$9,920,906	$445,980	$125,496
Crossing Cards	574,048	-	-
Palpito	-	-	77,020
Total purchase from related parties	$10,494,954	$445,980	$202,516